Shareholders' Equity - Fair Value Assumptions of Stock Options Granted to Employees (Details) - Employee Stock Options	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility	46.40%	50.70%
Risk-free interest rate	1.04%	2.25%
Dividend yield	0.00%	0.00%
Average expected life	4 years 4 months 28 days	4 years 9 months 7 days